UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549

                                                       FORM 13F-HR

                                                  FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2004
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               SDS Capital Group SPC LTD

Address:                            Ogier & Boxalls
                                    Queensgate House
                                    113 South Church Street
                                    P.O. Box 1234GT
                                    Grand Cayman, Cayman Islands

Form 13F File Number:      028-10717
                           ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Scott E. Derby

Title:            Genernal Counsel

Phone:            203-967-5850

Signature, Place, and Date of Signing:

/s/ Scott E. Derby           Old Greenwich, CT              November 15, 2004
------------------      ------------------              -----------------
Scott E. Derby                  City, State                   Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                 FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F-HR Information Table Entry Total:   40 Items

Form 13F-HR Information Table Value Total:  $ 55,647.27 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

                                                                    Market Value  SHARE OR PRN  SH/PRN Investment Other      Voting
DESCRIPTION                         Title of Class      ID CUSIP     (*1000)       QUANTITY   PUT/CALL Discretion Managers Authority
--------------------------------- ------------------ ------------   -------------- ------------ -------- -------- -------- --------
AP PHARMA INC ...................     COM               00202J104           213.30     158,000     SH     DEFINED     N/A     SHARED
ADVENTRX PHARMACEUTICALS INC ....     COM               00764X103         1,825.07   1,546,666     SH     DEFINED     N/A     SHARED
AEROGEN INC .....................     COM NEW           007779309            99.79      45,381     SH     DEFINED     N/A     SHARED
ALLIANCE PHARMACEUTICAL CP ......     COM               018773309            13.44      44,801     SH     DEFINED     N/A     SHARED
ANTARES PHARMA INC ..............     COM               036642106         3,044.40   2,029,600     SH     DEFINED     N/A     SHARED
ARROWHEAD RESEARCH CORP .........     COM               042797100         1,037.67     188,667     SH     DEFINED     N/A     SHARED
BIOENVISION INC .................     COM               09059N100           975.32     122,068     SH     DEFINED     N/A     SHARED
CBRL GROUP INC ..................     COM               12489V106           216.48       6,000     SH     DEFINED     N/A     SHARED
CALLON PETROLEUM CO .............     COM               13123X102           317.00      25,000     SH     DEFINED     N/A     SHARED
CIRCUIT CITY STORES INC .........     COM               172737108           164.14      10,700     SH     DEFINED     N/A     SHARED
CONAGRA FOODS INC ...............     COM               205887102           213.39       8,300     SH     DEFINED     N/A     SHARED
CREDENCE SYSTEMS CORP ...........     COM               225302108            75.60      10,500     SH     DEFINED     N/A     SHARED
CRITICAL HOME CARE INC ..........     COM               22674W108         4,043.26   5,250,986     SH     DEFINED     N/A     SHARED
DARDEN RESTAURANTS INC ..........     COM               237194105           270.51      11,600     SH     DEFINED     N/A     SHARED
DELTA PETROLEUM CORP ............     COM NEW           247907207           978.00      75,000     SH     DEFINED     N/A     SHARED
EMC CORP/MASS ...................     COM               268648102           176.56      15,300     SH     DEFINED     N/A     SHARED
ENDEAVOR INTERNATIONAL CORP .....     COM               29259G101           332.00     100,000     SH     DEFINED     N/A     SHARED
FIBERNET TELECOM GROUP INC ......     COM NEW           315653303         2,540.21   3,528,075     SH     DEFINED     N/A     SHARED
GENETRONICS BIOMEDICAL CORP .....     COM NEW           371916305            94.92      32,066     SH     DEFINED     N/A     SHARED
GLOBAL PAYMENTS INC .............     COM               37940X102           294.53       5,500     SH     DEFINED     N/A     SHARED
GLOWPOINT INC ...................     COM               379887102           412.00     400,000     SH     DEFINED     N/A     SHARED
IMCOR PHARMACEUTICAL CO .........     COM               45248E106            45.93     306,212     SH     DEFINED     N/A     SHARED
INTERNATIONAL STEEL GROUP .......     COM               460377104           205.57       6,100     SH     DEFINED     N/A     SHARED
KB HOME .........................     COM               48666K109           337.96       4,000     SH     DEFINED     N/A     SHARED
MICROISLET INC ..................     COM               59507Q106           716.49     530,730     SH     DEFINED     N/A     SHARED
MIRAVANT MEDICAL TECHNOLOG ......     COM               604690107            20.24      12,972     SH     DEFINED     N/A     SHARED
MPOWER HOLDING CORP .............     COM               62473L309           210.94     163,517     SH     DEFINED     N/A     SHARED
NEXMED INC ......................     COM               652903105           677.95     455,000     SH     DEFINED     N/A     SHARED
ORCHID BIOSCIENCES INC ..........     COM PAR $0.10     68571P506           820.01     102,118     SH     DEFINED     N/A     SHARED
ORTEC INTERNATIONAL INC .........     COM               68749B405           797.61     445,591     SH     DEFINED     N/A     SHARED
ORTHOVITA INC ...................     COM               68750U102         1,973.18     440,934     SH     DEFINED     N/A     SHARED
PIONEER NATURAL RESOURCES CO ....     COM               723787107         1,724.00      50,000     SH     DEFINED     N/A     SHARED
RAINMAKER SYSTEMS INC ...........     COM               750875106         2,729.14   1,705,710     SH     DEFINED     N/A     SHARED
SAFLINK CORP ....................     COM               786578302        23,258.89   8,945,725     SH     DEFINED     N/A     SHARED
SPECTRUM PHARMACEUTICALS INC ....     COM               84763A108         1,361.55     218,197     SH     DEFINED     N/A     SHARED
SPEEDCOM WIRELESS CORP ..........     COM               847703105           221.25  24,583,386     SH     DEFINED     N/A     SHARED
VERTEL CORP .....................     COM               924907108            10.65   1,183,123     SH     DEFINED     N/A     SHARED
THE VIALINK CO ..................     COM               92552Q101         2,570.42  59,777,253     SH     DEFINED     N/A     SHARED
VIROLOGIC INC ...................     COM               92823R201            66.16      33,081     SH     DEFINED     N/A     SHARED
VISTA MEDICAL TECHNOLOGIES ......     COM NEW           928369305           561.77     294,118     SH     DEFINED     N/A     SHARED

Total                                                                    55,647.27 112,871,977
